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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominic Williams
Title: Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


/S/ Dominic Williams                       London, England     November 11, 2010
-------------------------------------
Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         35

Form 13F Information Table Value Total:   $105,380
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28-12644               J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
       --------------        -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                         VOTING AUTHORITY
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
       --------------        --------------   -----   -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                          COM      037833100      851     3,000 SH          SOLE                 3,000
CITIGROUP INC                      COM      172967101    7,683 1,965,000 SH          SOLE             1,965,000
CLOROX CO DEL                      COM      189054109      934    14,000 SH          SOLE                14,000
COLGATE PALMOLIVE CO               COM      194162103    1,460    19,000 SH          SOLE                19,000
EBAY INC                           COM      278642103      732    30,000 SH          SOLE                30,000
EXIDE TECHNOLOGIES               COM NEW    302051206    4,780 1,000,000 SH          SOLE             1,000,000
FOCUS MEDIA HLDG LTD          SPONSORED ADR 34415V109      363    15,000 SH          SOLE                15,000
GOLDMAN SACHS GROUP INC            COM      38141G104    2,774    19,200 SH          SOLE                19,200
HEINZ H J CO                       COM      423074103      948    20,000 SH          SOLE                20,000
INNOSPEC INC                       COM      45768S105   12,130   798,000 SH          SOLE               798,000
INTERNATIONAL BUSINESS MACHS       COM      459200101    2,281    17,000 SH          SOLE                17,000
JOHNSON & JOHNSON                  COM      478160104    3,468    56,000 SH          SOLE                56,000
LABORATORY CORP AMER HLDGS       COM NEW    50540R409   17,087   218,000 SH          SOLE               218,000
MCDONALDS CORP                     COM      580135101    1,117    15,000 SH          SOLE                15,000
MICROSOFT CORP                     COM      594918104    1,346    55,000 SH          SOLE                55,000
PROCTER & GAMBLE CO                COM      742718109    1,379    23,000 SH          SOLE                23,000
SUNCOR ENERGY INC NEW              COM      867224107    2,408    74,000 SH          SOLE                74,000
THERMO FISHER SCIENTIFIC INC       COM      883556102    1,341    28,000 SH          SOLE                28,000
WATSON PHARMACEUTICALS INC         COM      942683103   29,448   696,000 SH          SOLE               696,000
WAL MART STORES INC                COM      931142103    1,177    22,000 SH          SOLE                22,000
WESTERN UN CO                      COM      959802109    9,194   520,000 SH          SOLE               520,000
AMERICAN WTR WKS CO INC NEW        COM      030420103      233    10,000 SH         DEFINED        01    10,000
ANADARKO PETE CORP                 COM      032511107      185     3,250 SH         DEFINED        01     3,250
APPLE INC                          COM      037833100      142       500 SH         DEFINED        01       500
CENOVUS ENERGY INC                 COM      15135U109      129     4,500 SH         DEFINED        01     4,500
EBAY INC                           COM      278642103      195     8,000 SH         DEFINED        01     8,000
EXXON MOBIL CORP                   COM      30231G102      185     3,000 SH         DEFINED        01     3,000
GOLDCORP INC NEW                   COM      380956409      152     3,500 SH         DEFINED        01     3,500
INTERNATIONAL BUSINESS MACHS       COM      459200101      201     1,500 SH         DEFINED        01     1,500
JOHNSON & JOHNSON                  COM      478160104      186     3,000 SH         DEFINED        01     3,000
KIMBERLY CLARK CORP                COM      494368103      163     2,500 SH         DEFINED        01     2,500
KT CORP                       SPONSORED ADR 48268K101      184     9,000 SH         DEFINED        01     9,000
MICROSOFT CORP                     COM      594918104      171     7,000 SH         DEFINED        01     7,000
THERMO FISHER SCIENTIFIC INC       COM      883556102      192     4,000 SH         DEFINED        01     4,000
WAL MART STORES INC                COM      931142103      161     3,000 SH         DEFINED        01     3,000
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